Investment Risks	Mar. 31, 2026
Needham Growth Fund | Stock Investing And Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Investing and Market Risks. The Growth Fund invests primarily in equity securities that fluctuate in value. There is no guarantee that the Growth Fund will achieve its investment objective of long-term, tax-efficient capital appreciation. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disputes over trade or other events could have a significant negative impact on global economic and market conditions.

Needham Growth Fund | Growth Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risks. The Growth Fund invests in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.
Needham Growth Fund | Small Company Investment Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small Company Investment Risks. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.
Needham Growth Fund | Focus Risks Member
Prospectus [Line Items]
Risk [Text Block]	Focus Risks. Although the Growth Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), the Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Growth Fund’s net asset value (“NAV”) may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Growth Fund’s investments consisted of securities issued by a larger number of issuers.
Needham Growth Fund | Market Capitalization Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risks. To the extent the Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.
Needham Growth Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks. Business and economic developments affecting a market sector, such as information technology, industrials or healthcare companies, or a portion of a market sector in which the Growth Fund invests a significant portion of its assets would likely have a greater effect on the Growth Fund than those same developments would have on a fund invested in a wider spectrum of market sectors.

Companies in the information technology sector or portions of the information technology sector, such as semiconductors and/or semiconductor equipment, generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services, which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks of investments in information technology companies, including semiconductor and semiconductor equipment companies, include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.

The value of equity securities issued by companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The companies in the industrials industry may be adversely affected due to rapid technological developments and frequent new product introduction. In addition, government regulations, trade disputes, world events and economic conditions may affect the performance of companies in this sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.

Needham Growth Fund | Short Sales Risks Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Growth Fund must purchase the security to return it to the lender. The Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.
Needham Growth Fund | Tax-Efficiency Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax-Efficiency Management Risks. Because the Adviser balances investment considerations and tax-efficiency considerations, the pretax performance of the Growth Fund may be lower than the performance of similar funds that are not managed for tax-efficiency. Even though tax-efficient strategies are being used, they may not actually reduce the amount of taxable income and capital gains distributed by the Growth Fund to shareholders. For example, at times a high percentage of the Growth Fund’s net asset value may consist of unrealized capital gains, which represent a potential future tax liability to shareholders, or during certain periods market forces may cause the Adviser, seeking to act in the best interests of the Growth Fund, to manage the Growth Fund in a manner that may not maximize tax efficiency.
Needham Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Growth Fund.
Needham Aggressive Growth Fund | Stock Investing And Market Risks Member
Prospectus [Line Items]
Risk [Text Block]
Stock Investing and Market Risks. The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. There is no guarantee that the Aggressive Growth Fund will achieve its investment objective of long-term, tax-efficient capital appreciation. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disputes over trade or other events could have a significant negative impact on global economic and market conditions.

Needham Aggressive Growth Fund | Growth Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risks. The Aggressive Growth Fund invests in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.
Needham Aggressive Growth Fund | Small Company Investment Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small Company Investment Risks. Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, limited operating histories, markets or financial resources and may be dependent on small or inexperienced management groups. The trading volume of small company securities (which tends to be lower than that of securities of larger companies) may make such securities more difficult to sell than securities of larger companies, and the lack of an efficient market for small company securities may make them difficult to value. Securities of smaller companies also may fluctuate in value more sharply than those of larger companies.
Needham Aggressive Growth Fund | Focus Risks Member
Prospectus [Line Items]
Risk [Text Block]	Focus Risks. Although the Aggressive Growth Fund is classified as “diversified” under the 1940 Act, the Aggressive Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Aggressive Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Aggressive Growth Fund’s investments consisted of securities issued by a larger number of issuers.
Needham Aggressive Growth Fund | Market Capitalization Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risks. To the extent the Aggressive Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.
Needham Aggressive Growth Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks. Business and economic developments affecting a market sector, such as information technology, industrial or healthcare companies, or a portion of a market sector in which the Aggressive Growth Fund invests a significant amount of its assets would likely have a greater effect on the Aggressive Growth Fund than those same developments would have on a fund invested in a wider spectrum of market sectors.

Companies in the information technology sector or portions of the information technology sector, such as semiconductors and/or semiconductor equipment, generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services, which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks of investments in information technology companies, including semiconductor and semiconductor equipment companies, include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.
The value of equity securities issued by companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The companies in the industrials industry may be adversely affected due to rapid technological developments and frequent new product introduction. In addition, government regulations, trade disputes, world events and economic conditions may affect the performance of companies in this sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.

Needham Aggressive Growth Fund | Short Sales Risks Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Aggressive Growth Fund must purchase the security to return it to the lender. The Aggressive Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.
Needham Aggressive Growth Fund | Tax-Efficiency Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax-Efficiency Management Risks. Because the Adviser balances investment considerations and tax-efficiency considerations, the pretax performance of the Aggressive Growth Fund may be lower than the performance of similar funds that are not managed for tax-efficiency. Even though tax-efficient strategies are being used, they may not actually reduce the amount of taxable income and capital gains distributed by the Aggressive Growth Fund to shareholders. For example, at times a high percentage of the Aggressive Growth Fund’s net asset value may consist of unrealized capital gains, which represent a potential future tax liability to shareholders, or during certain periods market forces may cause the Adviser, seeking to act in the best interests of the Aggressive Growth Fund, to manage the Aggressive Growth Fund in a manner that may not maximize tax efficiency.
Needham Aggressive Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Aggressive Growth Fund.
Needham Small Cap Growth Fund | Stock Investing And Market Risks Member
Prospectus [Line Items]
Risk [Text Block]	Stock Investing and Market Risks. The Small Cap Growth Fund invests primarily in equity securities that fluctuate in value. There is no guarantee that the Small Cap Growth Fund will achieve its investment objective of long-term, tax-efficient capital appreciation. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disputes over trade or other events could have a significant negative impact on global economic and market conditions. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Needham Small Cap Growth Fund | Growth Investing Risks Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risks. The Small Cap Growth Fund invests in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.
Needham Small Cap Growth Fund | Small Company Investment Risks Member
Prospectus [Line Items]
Risk [Text Block]	Small Company Investment Risks. Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, limited operating histories, markets or financial resources and may be dependent on small or inexperienced management groups. The trading volume of small company securities (which tends to be lower than that of securities of larger companies) may make such securities more difficult to sell than securities of larger companies, and the lack of an efficient market for small company securities may make them difficult to value. Securities of smaller companies also may fluctuate in value more sharply than those of larger companies.
Needham Small Cap Growth Fund | Focus Risks Member
Prospectus [Line Items]
Risk [Text Block]	Focus Risks. Although the Small Cap Growth Fund is classified as “diversified” under the 1940 Act, the Small Cap Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Small Cap Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Small Cap Growth Fund’s investments consisted of securities issued by a larger number of issuers.
Needham Small Cap Growth Fund | Sector Risks Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risks. Business and economic developments affecting a market sector, such as information technology, industrial or healthcare companies, or a portion of a market sector in which the Aggressive Growth Fund invests a significant amount of its assets would likely have a greater effect on the Aggressive Growth Fund than those same developments would have on a fund invested in a wider spectrum of market sectors.

Companies in the information technology sector or portions of the information technology sector, such as semiconductors and/or semiconductor equipment, generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services, which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks of investments in information technology companies, including semiconductor and semiconductor equipment companies, include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.

The value of equity securities issued by companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The companies in the industrials industry may be adversely affected due to rapid technological developments and frequent new product introduction. In addition, government regulations, trade disputes, world events and economic conditions may affect the performance of companies in this sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.

Needham Small Cap Growth Fund | Short Sales Risks Member
Prospectus [Line Items]
Risk [Text Block]	Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Small Cap Growth Fund must purchase the security to return it to the lender. The Small Cap Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.
Needham Small Cap Growth Fund | Tax-Efficiency Management Risks Member
Prospectus [Line Items]
Risk [Text Block]	Tax-Efficiency Management Risks. Because the Adviser balances investment considerations and tax-efficiency considerations, the pretax performance of the Small Cap Growth Fund may be lower than the performance of similar funds that are not managed for tax-efficiency. Even though tax-efficient strategies are being used, they may not actually reduce the amount of taxable income and capital gains distributed by the Small Cap Growth Fund to shareholders. For example, at times a high percentage of the Small Cap Growth Fund’s net asset value may consist of unrealized capital gains, which represent a potential future tax liability to shareholders, or during certain periods market forces may cause the Adviser, seeking to act in the best interests of the Small Cap Growth Fund, to manage the Small Cap Growth Fund in a manner that may not maximize tax efficiency.
Needham Small Cap Growth Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. The Small Cap Growth Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the Small Cap Growth Fund’s after-tax performance.
Needham Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Small Cap Growth Fund.